Shareholders' Equity - Schedule of Dividends (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Dividends [Abstract]
Profit for the year		R$ 175,073	R$ 193,670	R$ 155,084
Constitution of the legal reserve		(8,754)	(9,683)	(7,754)
Adjusted profit		166,319	183,987	147,330
Interim dividends	[1]	107,096	110,246	107,096
Additional proposed dividend			18,899	12,599
Reserves for expansion and investments	[2]	16,288	16,412	27,635
Extraordinary dividends	[3]	R$ 42,935	R$ 38,430
Dividends per ordinary and preferred share (in Brazil Real per share)		R$ 0.48	R$ 0.53	R$ 0.38
Extraordinary dividends declared relating to previous fiscal years		R$ 26,362	R$ 43,467
Extraordinary dividends per ordinary/preferred share (in Brazil Real per share)		R$ 0.08	R$ 0.14

[1]	During the year 2025, the Group paid interim dividends, in line with the terms of its Bylaws. The amounts paid were deducted from the calculation of the annual dividend calculated based on the Group’s profit for the year.
[2]	The amount of R$ 16,288 recorded under “Reserves for expansion and investments” as of December 31, 2024 (R$ 16,412 as of December 31, 2024 and R$ 27,635 as of December 31, 2023) refers to the result of subtracting the adjusted profit of R$166,319 (R$ 183,987 as of December 31, 2024 and R$ 147,330 as of December 31, 2023), with interim dividend payments made in the year R$ 107,096 and R$ 31,499 (R$ 78,747 and R$ 31,499 as of December 31, 2024 and R$ 25,199 and R$ 81,897 as of December 31, 2023) and extraordinary dividends of R$ 42,935 (R$ 38,430 as of December 31,2024).
[3]	On November 6, 2025, the payment of extraordinary dividends was approved in the amount of R$ 69,297, which R$ 42,935 were allocated from 2025 retained earnings and R$26,362 from profit reserves from prior years.